Supplement dated July 31, 2026
to the Statement of Additional Information (SAI), dated May 1, 2026, for funds under the following trusts:
Trust
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust
Columbia Funds Variable Series Trust II
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for VP – Acorn Fund, VP – Partners International Growth Fund for Walter Scott and VP – Partners Small Cap Value Fund for William Blair is hereby superseded and replaced with the following:
		Other Accounts Managed (Excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2025, unless otherwise noted
VP – Acorn Fund	Nicolas Janvier(c)	1 RIC 3 PIVs 2 other accounts	$11.66 million $3.09 billion $0.44 million	None	Columbia Management	Columbia Management
	Pratyasha Rath	1 RIC 7 other accounts	$2.44 billion $1.18 million	None
VP – Partners International Growth Fund	Walter Scott: Des Armstrong(c)	4 RICs 34 PIVs 114 other accounts	$4.00 billion $20.71 billion $31.93 billion	2 PIVs ($463.00 M) 16 other accounts ($2.41 B)	Walter Scott	Walter Scott
	Jane Henderson	5 RICs 36 PIVs 129 other accounts	$5.68 billion $23.81 billion $36.82 billion	2 PIVs ($449.00 M) 18 other accounts ($3.73 B)
	Roy Leckie	5 RICs 36 PIVs 129 other accounts	$5.68 billion $23.81 billion $36.82 billion	2 PIVs ($449.00 M) 18 other accounts ($3.73 B)
	Thomas Miedema(c)	4 RICs 34 PIVs 114 other accounts	$4.00 billion $20.71 billion $31.93 billion	2 PIVs ($463.00 M) 16 other accounts ($2.41 B)
	Maxim Skorniakov	5 RICs 36 PIVs 129 other accounts	$5.68 billion $23.81 billion $36.82 billion	2 PIVs ($449.00 M) 18 other accounts ($3.73 B)
VP – Partners Small Cap Value Fund	William Blair: Matthew Fleming	3 RICs 20 other accounts	$925.20 million $1.51 billion	1 other account ($339.00 M)	William Blair	William Blair
	Mark Goodman	3 RICs 20 other accounts	$925.20 million $1.51 billion	1 other account ($339.00 M)
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
SUP7950-0003_(07/26)

**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of May 31, 2026.
The rest of the section remains the same.
Effective immediately, the information under the subsection “Other Services Provided – The Custodians” in the “Investment Management and Other Services” section of the SAI is hereby superseded and replaced with the following:
The table below identifies the Funds for which the transition of custody from JPMorgan to State Street has been completed as of the dates indicated.
Fund Name:	Transition Date:
VP – Balanced Fund	July 27, 2026
VP – BlackRock Global Inflation-Linked Securities Fund	July 27, 2026
VP – CenterSquare Real Estate Fund	July 27, 2026
VP – Commodity Strategy Fund	July 27, 2026
VP – Contrarian Core Fund	April 20, 2026
VP – Core Equity Fund	July 27, 2026
VP – Cornerstone Equity Fund	July 27, 2026
VP – Cornerstone Growth Fund	July 27, 2026
VP – Disciplined Core Fund	July 27, 2026
VP – Dividend Opportunity Fund	July 27, 2026
VP – Emerging Markets Bond Fund	July 27, 2026
VP – Emerging Markets Fund	July 27, 2026
VP – Fidelity Institutional AM® Total Bond Fund	May 1, 2026
VP – Government Money Market Fund	July 27, 2026
VP – High Yield Bond Fund	July 27, 2026
VP – Income Opportunities Fund	July 27, 2026
VP – Intermediate Bond Fund	July 27, 2026
VP – Long Government/Credit Bond Fund	April 20, 2026
VP – Overseas Core Fund	July 27, 2026
VP – Partners Core Bond Fund	April 20, 2026
VP – Partners Core Equity Fund	April 20, 2026
VP – Partners International Core Equity Fund	April 20, 2026
VP – Partners International Growth Fund	April 20, 2026
VP – Partners International Value Fund	April 20, 2026
VP – Partners Small Cap Growth Fund	April 20, 2026
VP – Partners Small Cap Value Fund	April 20, 2026
VP – Principal Large Cap Growth Fund	July 27, 2026
VP – Select Corporate Income Fund	July 27, 2026
VP – Select Large Cap Value Fund	July 27, 2026
VP – Select Mid Cap Growth Fund	July 27, 2026
VP – Select Mid Cap Value Fund	July 27, 2026
VP – Select Short Corporate Income Fund	July 27, 2026
VP – Select Small Cap Value Fund	July 27, 2026
VP – Seligman Global Technology Fund	July 27, 2026
VP – Small Cap Value Discovery Fund	April 20, 2026
VP – Small Company Growth Fund	April 20, 2026

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Fund Name:	Transition Date:
VP – Strategic Income Fund	April 20, 2026
VP – T. Rowe Price Large Cap Value Fund	July 27, 2026
VP – TCW Total Return Bond Fund	July 27, 2026
VP – U.S. Government Mortgage Fund	July 27, 2026
VP – Victory Sycamore Established Value Fund	April 20, 2026
VP – Wellington Large Cap Value Fund	April 20, 2026
VP – Westfield Mid Cap Growth Fund	April 20, 2026
VP – Westfield Select Large Cap Growth Fund	April 20, 2026
Funds not listed in the table above continue to maintain custody with JPMorgan as of the date of this SAI and are expected to transition to State Street on a phased basis during 2026.
VP – Emerging Markets Bond Fund, VP – Intermediate Bond Fund and VP – Overseas Core Fund have also entered into a custodian agreement pursuant to which JPMorgan serves as custodian for certain assets that were not transferable to State Street in connection with the change of Custodian to State Street.
The rest of the section remains the same.
Effective immediately, the following disclosure is added as the subsection “Expense Limitations – Expense Reimbursement Agreements" in the “Investment Management and Other Services" section of the SAI:
Expense Reimbursement Arrangements
Effective July 1, 2026, the voluntary fee waiver/expense reimbursement arrangements for VP – Cornerstone Growth Fund, VP – Intermediate Bond Fund, VP – Partners International Core Equity Fund, VP – Principal Large Cap Growth Fund and VP – T. Rowe Price Large Cap Value Fund as described in the “More Information About the Fund – Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” section of each of the Fund’s prospectus have become contractual obligations. The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Funds’ Board, so that the Funds’ net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the annual rates as described in the “More Information About the Fund – Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” section of each of the Fund’s prospectus.
Under the agreement, the following fees and expenses are excluded from the Funds’ operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Funds’ Board. This agreement may be modified or amended only with approval from all parties.
Additionally, retroactively effective May 1, 2026, the contractual fee waiver and expense cap agreement for VP – Partners International Growth Fund has changed as follows:
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) from May 1, 2026 through April 30, 2027, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.81% for Class 1 (lower than the 0.83% disclosed in the prospectus dated May 1, 2026) and 1.06% for Class 2 (lower than the 1.08% disclosed in the prospectus dated May 1, 2026).
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program,

SUP7950-0003_(07/26)

dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
The rest of the section remains the same.
Effective immediately, the information under the subsection “Disclosure of Portfolio Holdings Information – Ongoing Portfolio Holdings Disclosure Arrangements” in the “Other Practices” section of the SAI is hereby superseded and replaced with the following:
Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with the Funds or Investment Manager:
Abel Noser	Used for evaluating and assessing trading activity, execution and practices.	Quarterly
ACA Global	Used to evaluate and assess trading activity, execution and practices in respect of market abuse regulatory requirements.	Daily
Axioma Inc.	Used as a hosted risk analytics platform designed for research, portfolio holdings, investment oversight and strategy development.	Daily
BlackRock, Inc.
Used for front office trading and
analytics, back office settlements,
portfolio accounting and reconciliations,
collateral management, portfolio risk
oversight, compliance mandate
monitoring and portfolio performance
calculations. Used to provide portfolio
attribution reports for Columbia
Convertible Securities Fund. Used for
portfolio analytics.
Daily
Bloomberg Finance L.P.
Used for portfolio analytics, statistical
analysis and independent research. Used
for executing cleared swaps
electronically. Used for executing fixed
income trades. Used for evaluating and
assessing trading activity, execution and
practices in respect of market abuse
regulatory requirements, and best
execution and TCA. Used to provide
portfolio attribution reports for Columbia
Convertible Securities Fund. Used for
portfolio analytics.
Daily
Bolger, Inc.	Used for commercial printing.	As Needed
Bond Connect Company Limited	Used for executing Chinese fixed income trades.	As Needed
Boston Investors Communications Group, LLC	Used for writing services that require disclosing portfolio holdings in advance of their dissemination to the general public.	Quarterly
Broadridge Financial Solutions Inc.	Used for printing of prospectuses and tailored shareholder reports.	As Needed
Capital Markets Services Group	Used for hedging activities supporting the Columbia Funds.	Daily
Castine LLC	Used for facilitating the evaluation of commission rates and providing flexible commission reporting.	Daily
Citigroup, Inc.	Used for mortgage decision support.	Daily

SUP7950-0003_(07/26)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Compliance Solutions Strategies LLC	Used for reporting returns and analytics to client facing materials. Used for data storage and as a transformation solution to support Client Regulatory Reporting and Fund Detail reporting.	Monthly
Deloitte Haskins & Sells, LLP	Used for calculating foreign capital gains tax accruals irrespective of the tax lot relief method.	Weekly
Donnelley Financial Solutions	Used for providing EDGAR filing and typesetting services, and printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
DS Graphics/Universal Wilde, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Depository Trust & Clearing Corporation	Used for providing trade allocation and acceptance services with brokers.	Daily
ENPOINTE	Used for commercial print.	As Needed
Ernst & Young, LLP	Used for analyzing passive foreign investment company investments.	Monthly
FactSet Research Systems, Inc.	Used for calculating portfolio performance attribution, portfolio analytics, data for fundamental research, and general market news and analysis. Used for executing equity and convertible trades.	Daily
Fidelity National Information Services, Inc.	Used as a portfolio accounting system.	Daily
FMR LLC	Used for advertising review.	As Needed
FX Connect, LLC	Used to execute foreign exchange orders.	Daily
Harte-Hanks, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports and commercial print.	As Needed
Institutional Shareholder Services, Inc.	Used for proxy voting administration and research on proxy matters.	Daily
Intex Solutions Inc.	Used for providing mortgage analytics.	As Needed
Investment Company Institute	Disclosure of Form N-PORT data.	As Needed
Investortools, Inc.	Used for municipal bond analytics, research, and decision support.	As Needed
JDP Marketing Services	Used for writing services that require disclosing portfolio holdings in advance of their dissemination to the general public.	Quarterly
John Roberts, Inc.	Used for fund fact sheets and commercial print.	As Needed
KPMG LLC	Used by State Street to provide tax services as a sub-contractor.	Daily
Kurtosys Systems	Used for reporting of fund holdings detail via our website.	Monthly
MarketAxess	Used for executing fixed income trades.	Daily
Morningstar Investment Services, LLC	Used for independent research and ranking of funds. Used for statistical analysis.	As Needed

SUP7950-0003_(07/26)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Neovest	Used to execute futures.	As Needed
PwC	Used to review tax services prepared by State Street and to prepare tax services PwC performs for the funds.	Daily
R. R. Donnelley & Sons Co.	Used for printing of prospectuses, factsheets, annual and semi-annual reports. Used for commercial printing.	As Needed
Refinitiv	Used to execute foreign exchange orders.	Daily
RegEd, Inc.	Used for reviewing external and certain internal communications prior to dissemination.	As Needed
Sky Road	Used for front office trading, optimization, bank loan analytics, and compliance.	Daily
State Street Bank and Trust	Used to provide certain sub- administration services to the Funds, including fund accounting and financial reporting services.	Daily
S.W.I.F.T. Scrl.	Used for sending trade messages via SWIFT to custodian.	Daily
TP ICAP	Used for executing equity and fixed income trades.	Daily
Thomson Reuters Corp.	Used for statistical analysis.	As Needed
Toppan Merrill Corporation	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Tradeweb	Used for executing fixed income trades.	Daily
Trepp, Inc.	Used for insights about commercial mortgage-backed securities mortgage bonds.	Daily
Virtu Financial	Used for executing equity trades.	Daily
Visions, Inc.	Used for commercial printing.	As Needed
Wilshire Associates, Inc.	Used for providing performance attribution reporting.	Daily

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with subadvisers:
Abel/Noser Corp.	Used by certain subadvisers for trade execution and cost analysis.	Daily
Adviser Compliance Associates, LLC.	Used by certain subadvisers for compliance services and performance evaluation.	Daily
AcadiaSoft, Inc	Used by certain subadvisers for risk management services.	Daily
Accenture PLC	Used by certain subadvisers for back- office operations.	Daily
Alpha Financial Software LLC	Used by certain subadvisers for trade monitoring, trade settlement, and for confirming TBAs.	Daily
Axioma, Inc.	Used by certain subadvisers for analytics and attribution analysis.	Daily

SUP7950-0003_(07/26)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
BlackRock, Inc.	Used by certain subadvisers for order management and compliance services.	Daily
Bloomberg Finance L.P.	Used by certain subadvisers for analytical, portfolio management, statistical information, compliance and personal trade monitoring.	Daily
BNY Mellon Corp.	Used by certain subadvisers for custodian reconciliation.	Daily
Brown Brothers Harriman & Co.	Used by certain subadvisers for foreign exchange (FX) derivatives reconciliation, electronic trade transmission and settlement.	Daily
Clearwater Analytics, LLC	Used by certain subadvisers for analytical and statistical information.	As Needed
CloudMargin Ltd.	Used by certain subadvisers derivative operations team to process, reconcile and report daily collateral margin transactions with counterparties and custodian.	Daily
Commcise Software Limited	Used by certain subadvisers for commission tracking.	Daily
Eagle Investment Systems, LLC	Used by certain subadvisers for MiFID II transaction reporting, performance management, data management, and portfolio analysis & reporting.	Daily
Fidelity National Information Services, Inc.	Used by certain subadvisers for COE monitoring.	Daily
Equity Data Science Inc.	Used by certain subadvisers for portfolio management.	Daily
Eze Castle Software LLC	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
FactSet Research Systems, Inc.	Used by certain subadvisers for analytical, portfolio management, statistical information, compliance and personal trade monitoring.	Daily and As Needed
FIA Technology Services, LLC	Used by certain subadvisers for reconciliation services.	Daily
FIS Brokerage Securities Services LLC	Used by certain subadvisers for corporate actions management.	Daily
FundApps Ltd.	Used by certain subadvisers for global regulatory shareholding disclosure, Custodian-Trade management, and pre- and post-compliance.	Daily
FX Connect, LLC	Used by certain subadvisers for foreign exchange derivatives reconciliation.	Daily
Global Trading Analytics, LLC	Used by certain subadvisers for trade execution cost analysis.	Daily
Gresham Technologies Limited	Used by certain subadvisers for custodian reconciliation.	Daily or Monthly
Global Trading Analytics, LLC	Used by certain subadvisers for trade execution cost analysis.	Quarterly
ICE Data Services Inc.	Used by certain subadvisers for liquidity reporting.	Daily

SUP7950-0003_(07/26)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
IHS Markit Ltd.	Used by certain subadvisers for confirmation and settlement of bank loan trades.	Daily
Institutional Shareholder Services, Inc.	Used by certain subadvisers for proxy voting administration and research services.	Daily
InvestCloud Inc.	Used by certain subadvisers for client reporting.	Daily
JPMorgan Chase & Co.	Used by certain subadvisers for portfolio management, and risk analytics.	Daily
LightSpeed Data Solutions	Used by certain subadvisers for trade monitoring, trade settlement, and confirming TBAs.	Daily
LiquidNet, Inc.	Used by certain subadvisers for commission tracking.	Daily
MacDonald Information Services Inc.	Used by certain subadvisers for Anti- Money Laundering screening services, and compliance services.	Daily
Microsoft Corporation	Used by certain subadvisers to create marketing material for use in client meetings.	Daily
MSCI Barra Inc.	Used by certain subadvisers for analytical and statistical information, for back-office operations, and for Liquidity Rule 22e-4.	Daily
MyComplianceOffice Technologies, Inc.	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
Nex Group plc	Used by certain subadvisers for daily reconciliations on collateral management.	Daily
Omgeo, LLC	Used by certain subadvisers for electronic trade monitoring, trade transmission, trade settlement, and for confirming TBAs.	Daily
Qontigo	Used by certain subadvisers for Derivatives Rule (Rule 18f-4) analysis.	Daily
REFINITIV US LLC	Used by certain subadvisers for FX derivatives reconciliation.	Daily
S&P Global Market Intelligence	Used by certain subadvisers for corporate actions management.	Daily
Salesforce, Inc.	Used by certain subadvisers for back- office operations.	Daily
SEI Investments Co.	Used by certain subadvisers for analytical, portfolio management, statistical information, compliance and personal trade monitoring.	Daily
SEISMIC SOFTWARE, INC	Used by certain subadvisers to create Marketing material for the use in client meetings.	Monthly
SimCorp	Used by certain subadvisers for portfolio accounting systems.	Daily
Snowflake Inc.	Used by certain subadvisers for analytical, portfolio management and statistical information.	Daily

SUP7950-0003_(07/26)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
SS&C Technologies Holdings, Inc.	Used by certain subadvisers for: Asset & Portfolio Management Services; trading, risk & front-office solutions; middle & back office financial operations; data, analytics & reporting services.	Daily
STANDARD & POOR’S FINANCIAL SERVICES LLC	Used by certain subadvisers for financial data, ratings, and analytics services.	Weekly
StarCompliance LLC	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
State Street Bank and Trust Company	Used by certain subadvisers for middle office functions, SWIFT messages from custodians to facilitate automated reconciliation.	Daily
State Street Corp.	Used by certain subadvisers for compliance and trade monitoring.	Daily
SteelEye, Limited	Used by certain subadvisers for compliance analytics.	Daily
STP Investment Services, LLC	Used by certain subadvisers for custodian reconciliation.	Daily
Tradeweb Markets LLC	Used by certain subadvisers for confirming TBAs, treasuries, and discount notes.	Daily
UNAVISTA LIMITED	Used by certain subadvisers for electronic trade transmission and settlement.	Daily
VERMEG Co.	Used by certain subadvisers for management of swap counterparty exposure.	Daily
Vermilion Software Ltd	Used by certain subadvisers for client reporting.	Monthly
Virtu Financial, Inc.	Used by certain subadvisers for trade execution cost analysis.	Daily or Monthly
The rest of the section remains the same.
Effective immediately, the information in the third paragraph under the subsection, “Offering Price – For Funds Other than Money Market Funds” in the “Purchase, Redemption and Pricing of Shares” section of the SAI is hereby superseded and replaced with the following:
Fixed Income Securities. Debt securities (including convertible securities) with remaining maturities are valued based on prices obtained from a pricing service. If pricing information is unavailable from a pricing service or is not believed to be reflective of market value, then a security may be valued at a bid quote from a broker-dealer, or, if a bid quote from a broker-dealer is not available, at fair value determined by the Investment Manager. Debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity. Thereafter the fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. If the amortized cost value of such securities is not reflective of market value, then the valuation process for debt securities with remaining maturities in excess of 60 days will be applied. Short-term variable rate demand notes are typically valued at par value. Newly issued debt securities may be valued at purchase price for up to two days following purchase or at fair value if the purchase price is not believed to be reflective of market value.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP7950-0003_(07/26)